Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2015	Oct. 01, 2015	Sep. 30, 2015
Income Taxes [Line Items]
U.S. Federal statutory income tax rate		24.50%		35.00%	35.00%
Tax benefit from reduction U.S. corporate income tax rate		$ (166.7)
Estimated undistributed foreign earnings and profits		552.2
Provisional income tax expense from mandatory repatriation		73.1
Interest expense nondeductible		89.9
Unrecognized tax benefits		15.0		$ 15.6	$ 11.8			$ 8.5
Valuation allowance		282.6		946.4
Undistributed earnings of foreign subsidiaries		3.6			30.9
Tax benefit through undistributed foreign earnings				30.3
Tax expense through undistributed foreign earnings		2.0		2.3	1.4
Undistributed foreign earnings remaining untaxed		15.6
Income tax benefit (expense)		58.1		6.9
Income tax benefit (expense)		1.0		0.6	4.4
Capital loss carryforwards		442.2
Federal and state tax benefit		104.1
Additional federal and state operating loss carryforwards		$ 4.3
NOLs expiration year		2038
Income tax benefit (expense)		$ 34.7		13.2	32.0
(Decrease) Increase valuation allowance, deferred tax asset		(605.7)		402.7
Unrecognized tax benefits, income tax penalties and interest accrued		2.8		2.5
Change in unrecognized tax benefits, income tax penalties and interest expense		0.3		0.5	(0.5)
Reduced unrecognized tax benefits		1.9
Tax Reform Act [Member]
Income Taxes [Line Items]
U.S. Federal statutory income tax rate	21.00%		35.00%
Undistributed earnings of foreign subsidiaries		552.2
Tax Reform Act - Other Current Liabilities [Member]
Income Taxes [Line Items]
Provisional income tax expense from mandatory repatriation		5.9
Tax Reform Act - Other Long-Term Liabilities [Member]
Income Taxes [Line Items]
Provisional income tax expense from mandatory repatriation		$ 67.2
Minimum [Member]
Income Taxes [Line Items]
Mandatory repatriation tax payable period		8 years
U.S. Net Deferred Tax Assets [Member]
Income Taxes [Line Items]
Valuation allowance		$ 247.3		862.2	203.7
(Decrease) Increase valuation allowance, deferred tax asset		(614.9)		394.2
U.S. Net Deferred Tax Assets [Member] | Released [Member]
Income Taxes [Line Items]
Valuation allowance		365.3			111.1
Foreign Net Deferred Tax Assets [Member]
Income Taxes [Line Items]
Valuation allowance		35.3		26.1	$ 17.6
(Decrease) Increase valuation allowance, deferred tax asset		9.2		8.5
Federal Net Operating Losses [Member]
Income Taxes [Line Items]
Income tax benefit (expense)		509.7
Federal Net Operating Losses [Member] | Russell Hobbs U.S. Federal And State NOLs [Member]
Income Taxes [Line Items]
U.S. federal net operating loss carryforwards		661.0
Income tax benefit (expense)		138.8
U.S. State Net Operating Losses [Member]
Income Taxes [Line Items]
U.S. federal net operating loss carryforwards		2,427.2
Income tax benefit (expense)		108.3		$ 14.7
Valuation allowance, net operating losses		61.4
U.S. State Net Operating Losses [Member] | Russell Hobbs U.S. Federal And State NOLs [Member]
Income Taxes [Line Items]
Income tax benefit (expense)		16.7
Foreign Net Operating Losses [Member]
Income Taxes [Line Items]
Foreign operating loss carryforwards		122.4
Income tax benefit (expense)		$ 30.4
Operating loss carryforwards, expiration		Sep. 30, 2019
Tax benefit related to NOLs expire unused		$ 26.2
U.S. Federal And State Capital Losses [Member] | Released [Member]
Income Taxes [Line Items]
Valuation allowance		4.9
Tax Year 2019 [Member] | Tax Reform Act [Member]
Income Taxes [Line Items]
Limits on deducting compensation, including performance-base compensation		1.0
Internal Revenue Service (IRS) [Member] | Ruling [Member]
Income Taxes [Line Items]
U.S. state net operating loss carryforwards						$ 87.8
Internal Revenue Service (IRS) [Member] | U.S. Net Deferred Tax Assets [Member] | Ruling [Member]
Income Taxes [Line Items]
Valuation allowance						$ 16.2
Spectrum Merger [Member] | U.S. State Net Operating Losses [Member]
Income Taxes [Line Items]
Income tax benefit (expense)		$ 12.3
Accounting Standards Update 2016-09 [Member] | U.S. Net Deferred Tax Assets [Member]
Income Taxes [Line Items]
Valuation allowance							$ 25.1